This is filed pursuant to Rule 497(e). File Nos. 002-17531 and 811-01018

SUPPLEMENT DATED AUGUST 16, 2006
TO DREYFUS FOUNDERS FUNDS, INC.
CLASS F PROSPECTUS DATED MAY 1, 2006
(as previously supplemented)

Dreyfus Founders Balanced Fund

The section of the Prospectus entitled “Fund Summaries – Dreyfus Founders Balanced Fund” is hereby amended on page 4 by revising the third and fourth paragraphs in the section entitled “Investment Approach” to read as follows:

The Fund will maintain a minimum of 25% of its total assets in fixed-income securities. Normally, the Fund will not invest more than 75% of its total assets in fixed-income securities, but the Fund may invest up to 100% of its assets in such securities for temporary defensive purposes.

The Fund also may invest up to 30% of its total assets in foreign securities (not including U.S. dollar-denominated foreign debt obligations), with no more than 25% of its total assets invested in the securities of any one foreign country.

The section of the prospectus entitled “Fund Summaries – Dreyfus Founders Balanced Fund” is hereby amended on page 4 by revising the third paragraph in the section entitled “Main Risks of Investing” to read as follows:

Credit Risk Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the Fund’s share price. Although the Fund’s bond investments are primarily in investment grade bonds, it may invest up to 15% of the fixed-income portion of its total assets in high yield (“junk”) bonds which involve greater credit risk, including the risk of default, than investment grade bonds and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Further, the section of the prospectus entitled “Fund Summaries – Dreyfus Founders Balanced Fund” is hereby amended on page 4 by adding the following as a new paragraph at the end of the section entitled “Main Risks of Investing”:

Derivatives Risk The Fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets, and can cause the Fund to lose money on its investments. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments.

Dreyfus Founders Discovery Fund

The section of the prospectus entitled “Fund Summaries – Dreyfus Founders Discovery Fund” is hereby amended on page 6 by adding the following as a new paragraph at the end of the section entitled “Main Risks of Investing”:

Derivatives Risk The Fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets, and can cause the Fund to lose money on its investments. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments.

This is filed pursuant to Rule 497(e). File Nos. 002-17531 and 811-01018

August 16, 2006

DREYFUS FOUNDERS BALANCED FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2006
(as previously supplemented)

The section of the prospectus entitled “Investment Approach” is hereby amended on page 1 by revising the second and third bullet points thereof to read as follows:

The fund will maintain a minimum of 25% of its total assets in fixed-income securities. Fixed-income securities in which the fund might invest include bonds, debentures, and other corporate or government obligations. Current income and the potential for capital appreciation are considered in the selection of these securities. Normally, the fund will not invest more than 75% of its total assets in fixed-income securities, but the fund may invest up to 100% of its assets in such securities for temporary defensive purposes.

The fund also may invest up to 30% of its total assets in foreign securities (not including U.S. dollar-denominated foreign debt obligations), with no more than 25% of its total assets invested in the securities of any one foreign country.

In addition, the section of the prospectus entitled “Main Risks” is hereby amended on page 2 by revising the third bullet point thereof to read as follows:

Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Although the fund’s bond investments are primarily in investment grade bonds, it may invest up to 15% of the fixed-income portion of its total assets in high yield (“junk”) bonds which involve greater credit risk, including the risk of default, than investment grade bonds and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Further, the section of the prospectus entitled “Main Risks” is hereby amended on page 2 of the prospectus by adding a new seventh bullet point to read as follows:

Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets, and can cause the fund to lose money on its investments. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.

This is filed pursuant to Rule 497(e). File Nos. 002-17531 and 811-01018

August 16, 2006

DREYFUS FOUNDERS DISCOVERY FUND
CLASS A, B, C, R AND T PROSPECTUS

Supplement to Prospectus
Dated May 1, 2006
(as previously supplemented)

The section of the prospectus entitled “Main Risks” is hereby amended on page 1 of the prospectus by adding a new fifth bullet point to read as follows:

Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets, and can cause the fund to lose money on its investments. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.

The section of the prospectus entitled “More About Investment Objective, Strategies and Risks” is hereby amended on page 4 of the prospectus by adding a new section immediately following the “ADRs” section, to read as follows:

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

This is filed pursuant to Rule 497(e). File Nos. 002-17531 and 811-01018

August 16, 2006

DREYFUS FOUNDERS FUNDS, INC.
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2006
(as previously supplemented)

Investment Strategies and Risks

The first paragraph of the section of the Statement of Additional Information (“SAI”) entitled “Investment Strategies and Risks – Foreign Securities and ADRs” is hereby amended on pages 16-17 to read as follows:

The term "foreign securities" refers to securities of issuers, wherever organized, that, in the judgment of Founders, have their principal business activities outside of the United States. The determination of whether an issuer's principal activities are outside of the United States will be based on the location of the issuer's assets, personnel, sales, and earnings, and specifically on whether more than 50% of the issuer's assets are located, or more than 50% of the issuer's gross income is earned, outside of the United States, or on whether the issuer's sole or principal stock exchange listing is outside of the United States. Foreign securities typically will be traded on the applicable country's principal stock exchange but may also be traded on regional exchanges or over-the-counter. In addition, foreign securities may trade in the U.S. securities markets. U.S. dollar-denominated foreign debt obligations are not subject to the maximum limits that certain Funds have on their investments in foreign securities.

The section of the SAI entitled “Investment Strategies and Risks – Fixed-Income Securities” is hereby amended on page 20 by revising the second paragraph thereof to read as follows:

The Equity Funds, other than Balanced Fund, will invest in bonds, debentures, and corporate obligations – other than convertible securities and preferred stock -only if they are rated investment grade (Baa, BBB or higher) at the time of purchase. If a bond's, debenture's or other corporate obligation's rating is reduced to below investment grade, or it becomes unrated, after purchase, the Equity Funds, other than Balanced Fund, may not invest more than 5% of a Fund’s total assets in the aggregate of such bonds, debentures, and corporate obligations, and any convertible securities, rated below investment grade or in unrated securities believed by Founders to be equivalent in quality to securities rated below investment grade. This 5% limitation does not apply to preferred stocks. Government Securities and Money Market Funds do not invest in such lower-grade securities.

The Balanced Fund may invest up to 15% of the fixed-income portion of the Fund’s total assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade or unrated. This 15% limitation does not apply to preferred stocks.

In addition, the section of the SAI entitled “Investment Strategies and Risks – Fixed-Income Securities” is hereby further amended on pages 20-21 by revising the fourth paragraph thereof to read as follows:

Interest rate risk relates to the fact that the market values of debt securities in which a Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium and lower rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. The Funds are not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to a Fund's purchase of the securities, unless such a disposition is necessary to reduce a Fund's holdings of such securities to 5% or less of its total assets, in the case of the Equity Funds other than Balanced Fund, or to 15% or less of the fixed-income portion of the Balanced Fund’s total assets. In order to decrease the risk in investing in debt securities, in no event will a Fund ever invest in a debt security rated below B by Moody's or by S&P. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Funds from the risk that the securities in which they invest will decline in value, since credit ratings represent evaluations of the safety of principal, dividend, and interest payments on preferred stocks and debt securities, and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

Directors and Officers

The section of the SAI entitled “Directors and Officers - Officers” is hereby amended on page 35 by deleting the reference to Kelly J. Harrington.

Investment Adviser, Distributor and Other Service Providers

The section of the SAI entitled “Investment Adviser, Distributor and Other Service Providers - Investment Adviser” is hereby amended on page 42 by revising the last paragraph thereof to read as follows:

Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Stephen E. Canter, Chairman, President and Chief Executive Officer; Janelle E. Belcher, Vice President and Chief Compliance Officer; David T. Buhler, Assistant Secretary; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; John B. Jares, Vice President; Robert T. Kelly, Vice President; Gary R. Pierce, Assistant Treasurer; and David L. Ray, Senior Vice President, Chief Operating Officer and Treasurer. The affiliations of Messrs. Canter, Ray,

Christoffersen, and Kelly and Ms. Belcher with the Company are shown under the “Directors and Officers” section of this SAI.

Brokerage Allocation

The section of the SAI entitled "Brokerage Allocation” is hereby amended on pages 81-82 by deleting the eleventh paragraph of the section and replacing it with the following:

The Discovery Fund, Equity Growth Fund, Growth Fund, Mid-Cap Growth Fund, equity portion of the Balanced Fund and the domestic portion of the Worldwide Growth Fund have been managed by dual employees of Founders and TBCAM since July 2006. The Passport Fund has been managed by dual employees of Founders and TBCAM since November 2005. The International Equity Fund and the foreign portion of the Worldwide Growth Fund have been managed by dual employees of Founders and TBCAM since 2003. These Funds use the research and trading facilities, and are subject to the internal brokerage and trading-related policies and procedures, of TBCAM. These policies and procedures also have been adopted by Founders. While the brokerage and trading-related policies and procedures of TBCAM are different from Founders’ prior policies and procedures, they are based on the same principles, and are substantially similar. Because these Funds may benefit from the research and brokerage products and services TBCAM receives from brokers, commissions generated by these Funds may be used to help pay for research and brokerage products and services used by TBCAM.